DEFERRED REVENUE Changes in deferred revenue (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 15, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Cash prepayment from customers	$ 169.8	$ 169.8	$ 0.0
Accrued finance cost	0.7		0.0
Deferred income	$ 170.5		$ 0.0